Income Taxes - Sources of Income (Loss) Before Taxes and Components of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sources of income (loss) before income taxes
Domestic									$ (59,212)	$ (12,487)	$ (41,246)
Foreign									(8,468)	(16,866)	(19,060)
Loss before income taxes									(67,680)	(29,353)	(60,306)
Current:
Federal									0	(166)	0
State and local									65	116	28
Foreign									8,905	5,494	5,574
Deferred:
Federal									(346)	(1,263)	0
Foreign									(5,906)	(4,157)	(1,181)
Total income tax expense	$ (587)	$ 2,079	$ 154	$ 1,072	$ (3,646)	$ 1,686	$ 2,402	$ (418)	$ 2,718	$ 24	$ 4,421